Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 1
Shares Value
Common Stocks - 100.0%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc. 38,314 $ 1,807,655
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.* 13,909 931,486
Auto Components - 0.9%
LCI Industries 4,133 602,674
Patrick Industries, Inc. 3,890 321,431
XPEL, Inc.* 4,518 418,367
1,342,472
Banks - 1.3%
Altabancorp 1,020 41,198
Amalgamated Financial Corp. 1,683 25,851
Ameris Bancorp 3,766 183,065
Bancorp, Inc. (The)* 3,091 72,237
Bank First Corp. 418 29,256
Business First Bancshares, Inc. 1,123 26,177
Byline Bancorp, Inc. 2,086 51,337
Camden National Corp. 806 36,085
Capital City Bank Group, Inc. 909 22,125
Coastal Financial Corp.* 646 18,876
Enterprise Bancorp, Inc. 647 21,157
Farmers National Banc Corp. 1,527 23,440
First Bancorp 1,539 61,560
First Bancshares, Inc. (The) 1,135 43,777
First Foundation, Inc. 2,416 56,945
Guaranty Bancshares, Inc. 649 21,709
Hilltop Holdings, Inc. 4,447 140,881
Independent Bank Corp. 1,175 24,710
Live Oak Bancshares, Inc. 2,299 138,377
Macatawa Bank Corp. 1,846 15,359
Metropolitan Bank Holding Corp.* 450 31,964
MVB Financial Corp. 627 25,989
National Bank Holdings Corp. - Class A 1,663 58,970
Nicolet Bankshares, Inc.* 537 38,873
Northrim Bancorp, Inc. 335 13,675
Orrstown Financial Services, Inc. 608 14,014
Preferred Bank 804 47,420
QCR Holdings, Inc. 856 42,021
Red River Bancshares, Inc. 393 20,023
Reliant Bancorp, Inc. 898 24,964
ServisFirst Bancshares, Inc. 2,923 207,767
Silvergate Capital Corp. - Class A* 1,369 140,733
SmartFinancial, Inc. 814 19,837
Spirit of Texas Bancshares, Inc. 926 21,557
UMB Financial Corp. 2,609 244,202
2,006,131
Beverages - 0.6%
Celsius Holdings, Inc.* 5,215 357,906
Coca-Cola Consolidated, Inc. 516 205,961
National Beverage Corp. 6,742 305,952
869,819
Biotechnology - 4.8%
Catalyst Pharmaceuticals, Inc.* 110,154 643,299
Emergent BioSolutions, Inc.* 56,981 3,755,048

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
2 July 31, 2021
Shares Value
Common Stocks - (continued)
Biotechnology - (continued)
Sage Therapeutics, Inc.* 62,186 $ 2,719,394
7,117,741
Building Products - 0.4%
PGT Innovations, Inc.* 28,549 644,636
Capital Markets - 0.9%
B Riley Financial, Inc. 1,469 99,246
Cowen, Inc. - Class A 1,449 57,931
Federated Hermes, Inc. 5,316 172,451
Focus Financial Partners, Inc. - Class A* 2,976 152,758
Hamilton Lane, Inc. - Class A 1,958 182,094
Houlihan Lokey, Inc. 2,774 247,163
PJT Partners, Inc. - Class A 1,328 103,810
StepStone Group, Inc. - Class A 1,579 71,860
Victory Capital Holdings, Inc. - Class A 867 26,435
Virtu Financial, Inc. - Class A 6,454 166,126
1,279,874
Chemicals - 2.5%
Hawkins, Inc. 11,002 399,483
Ingevity Corp.* 20,954 1,779,833
Tronox Holdings plc - Class A 80,227 1,478,583
3,657,899
Communications Equipment - 3.1%
Ubiquiti, Inc. 14,722 4,609,458
Construction & Engineering - 3.1%
Comfort Systems USA, Inc. 17,358 1,297,511
Construction Partners, Inc. - Class A* 17,125 575,057
IES Holdings, Inc.* 9,991 543,610
MYR Group, Inc.* 8,066 771,352
NV5 Global, Inc.* 7,275 691,125
Primoris Services Corp. 25,758 770,164
4,648,819
Construction Materials - 0.3%
United States Lime & Minerals, Inc. 2,967 412,413
Consumer Finance - 0.7%
Atlanticus Holdings Corp.* 898 39,045
Credit Acceptance Corp.* 901 436,778
Enova International, Inc.* 1,982 65,584
Upstart Holdings, Inc.* 4,152 501,396
1,042,803
Containers & Packaging - 1.6%
Silgan Holdings, Inc. 57,791 2,341,691
Diversified Financial Services - 0.00%
Alerus Financial Corp. 929 25,966
Electrical Equipment - 1.7%
Array Technologies, Inc.* 59,189 801,419
Atkore, Inc.* 22,477 1,688,248
2,489,667
Electronic Equipment, Instruments & Components - 3.1%
ePlus, Inc.* 11,405 1,054,506
Insight Enterprises, Inc.* 29,770 2,988,313
Napco Security Technologies, Inc.* 15,502 547,996
4,590,815
Entertainment - 0.5%
Akazoo SA*
,¢
2,421 –

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 3
Shares Value
Common Stocks - (continued)
Entertainment - (continued)
Sciplay Corp. - Class A* 6,294 $ 101,270
World Wrestling Entertainment, Inc. - Class A 11,684 576,956
678,226
Equity Real Estate Investment Trusts (REITs) - 2.8%
CareTrust REIT, Inc. 18,286 441,058
Easterly Government Properties, Inc. 15,843 359,636
Essential Properties Realty Trust, Inc. 22,198 661,501
Innovative Industrial Properties, Inc. 4,520 971,755
National Storage Affiliates Trust 14,469 783,786
Safehold, Inc. 10,060 908,619
4,126,355
Food & Staples Retailing - 0.9%
Albertsons Cos., Inc. - Class A 33,719 728,330
Grocery Outlet Holding Corp.* 6,916 229,058
Sprouts Farmers Market, Inc.* 8,539 209,889
Weis Markets, Inc. 1,944 102,352
1,269,629
Food Products - 0.1%
Tattooed Chef, Inc.* 5,861 115,579
Vital Farms, Inc.* 2,889 50,297
165,876
Health Care Equipment & Supplies - 4.2%
Inari Medical, Inc.* 51,057 4,584,408
LeMaitre Vascular, Inc. 21,913 1,193,382
Zynex, Inc.* 37,136 515,819
6,293,609
Health Care Providers & Services - 9.6%
Addus HomeCare Corp.* 16,911 1,467,706
Fulgent Genetics, Inc.* 30,842 2,845,174
Innovage Holding Corp.* 144,105 2,429,610
Joint Corp. (The)* 15,161 1,197,567
National Research Corp. 27,052 1,427,805
Pennant Group, Inc. (The)* 30,099 1,029,988
Progyny, Inc.* 69,322 3,860,542
14,258,392
Health Care Technology - 0.7%
Simulations Plus, Inc. 21,436 1,011,565
Hotels, Restaurants & Leisure - 0.00%
Diamond Resorts International, Inc.*
,¢
747 –
Household Durables - 3.3%
Cavco Industries, Inc.* 1,504 353,440
Century Communities, Inc. 5,519 383,295
Cricut, Inc. - Class A* 2,688 91,741
Green Brick Partners, Inc.* 8,302 208,131
Installed Building Products, Inc. 4,859 583,080
iRobot Corp.* 4,597 402,238
LGI Homes, Inc.* 4,079 697,101
Lovesac Co. (The)* 2,458 149,201
M/I Homes, Inc.* 4,775 308,990
MDC Holdings, Inc. 11,498 613,073
Meritage Homes Corp.* 6,193 672,436
Skyline Champion Corp.* 9,269 522,772
4,985,498

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
4 July 31, 2021
Shares Value
Common Stocks - (continued)
Household Products - 0.3%
Reynolds Consumer Products, Inc. 15,161 $ 431,330
Insurance - 0.9%
American Equity Investment Life Holding Co. 5,151 165,296
eHealth, Inc.* 1,411 73,386
Enstar Group Ltd.* 1,003 257,791
Investors Title Co. 101 16,819
Kinsale Capital Group, Inc. 1,231 219,912
Mercury General Corp. 2,990 181,882
Palomar Holdings, Inc.* 1,382 112,536
Safety Insurance Group, Inc. 808 61,909
Selectquote, Inc.* 8,822 157,032
Stewart Information Services Corp. 1,446 85,328
1,331,891
Interactive Media & Services - 0.7%
Cargurus, Inc.* 25,541 730,472
MediaAlpha, Inc. - Class A* 9,972 333,065
1,063,537
Internet & Direct Marketing Retail - 1.6%
1-800-Flowers.com, Inc. - Class A* 6,043 184,311
Poshmark, Inc. - Class A* 2,523 99,003
PubMatic, Inc. - Class A* 1,468 43,614
Revolve Group, Inc.* 5,853 407,427
Shutterstock, Inc. 5,982 648,987
Stamps.com, Inc.* 2,997 979,300
Waitr Holdings, Inc.* 18,884 32,292
2,394,934
IT Services - 4.8%
SolarWinds Corp.* 266,124 2,991,234
TTEC Holdings, Inc. 39,465 4,124,092
7,115,326
Leisure Products - 0.3%
Johnson Outdoors, Inc. - Class A 1,459 172,702
Malibu Boats, Inc. - Class A* 3,412 285,448
458,150
Life Sciences Tools & Services - 3.5%
Maravai LifeSciences Holdings, Inc. - Class A* 118,257 5,199,760
Machinery - 2.2%
Energy Recovery, Inc.* 27,581 583,338
Evoqua Water Technologies Corp.* 57,362 1,893,519
Hyliion Holdings Corp.* 82,621 801,424
3,278,281
Media - 0.1%
Loral Space & Communications, Inc. 5,533 195,813
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,247 241,230
Multiline Retail - 0.2%
Big Lots, Inc. 5,744 330,912
Personal Products - 0.2%
BellRing Brands, Inc. - Class A* 2,854 94,382
Medifast, Inc. 851 242,969
337,351
Pharmaceuticals - 6.1%
Antares Pharma, Inc.* 179,886 791,499
Corcept Therapeutics, Inc.* 124,022 2,575,937

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 5
Shares Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Innoviva, Inc.* 107,835 $ 1,529,100
Pacira BioSciences, Inc.* 46,816 2,759,803
Supernus Pharmaceuticals, Inc.* 56,379 1,484,459
9,140,798
Professional Services - 3.0%
Insperity, Inc. 18,502 1,832,623
TriNet Group, Inc.* 31,518 2,615,364
4,447,987
Real Estate Management & Development - 0.7%
eXp World Holdings, Inc.* 27,346 982,268
Road & Rail - 0.4%
Marten Transport Ltd. 39,691 627,912
Semiconductors & Semiconductor Equipment - 7.3%
ACM Research, Inc. - Class A* 14,555 1,351,577
Amkor Technology, Inc. 205,817 5,071,331
FormFactor, Inc.* 65,427 2,437,810
Ultra Clean Holdings, Inc.* 36,917 1,993,887
10,854,605
Software - 12.0%
Alarm.com Holdings, Inc.* 41,939 3,490,163
Appfolio, Inc. - Class A* 15,932 2,255,971
Intelligent Systems Corp.* 7,502 253,493
Mitek Systems, Inc.* 36,367 804,074
N-Able, Inc.* 133,062 1,836,256
Olo, Inc. - Class A* 17,485 613,199
ON24, Inc.* 39,082 1,427,275
Qualys, Inc.* 32,992 3,350,667
ShotSpotter, Inc.* 9,863 450,739
SPS Commerce, Inc.* 30,227 3,293,232
Viant Technology, Inc. - Class A* 9,713 167,938
17,943,007
Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc.* 15,351 568,755
America's Car-Mart, Inc.* 1,083 172,197
Boot Barn Holdings, Inc.* 4,786 413,606
JOANN, Inc. 6,630 102,500
Leslie's, Inc.* 30,752 748,811
MarineMax, Inc.* 3,625 194,989
OneWater Marine, Inc. - Class A 1,795 84,329
Sleep Number Corp.* 4,002 397,038
Sportsman's Warehouse Holdings, Inc.* 7,154 126,411
2,808,636
Technology Hardware, Storage & Peripherals - 1.8%
Corsair Gaming, Inc.* 77,703 2,268,150
Turtle Beach Corp.* 13,362 412,886
2,681,036
Textiles, Apparel & Luxury Goods - 0.1%
Lakeland Industries, Inc.* 1,314 35,425
Superior Group of Cos., Inc. 2,555 59,813
95,238
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc.* 3,198 153,024
Bridgewater Bancshares, Inc.* 1,519 24,638
Flagstar Bancorp, Inc. 2,847 130,279

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
6 July 31, 2021
Shares Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
FS Bancorp, Inc. 457 $ 15,894
Hingham Institution For Savings The 114 34,086
Kearny Financial Corp. 4,361 52,463
Merchants Bancorp 1,555 56,975
Meta Financial Group, Inc. 1,725 85,733
NMI Holdings, Inc. - Class A* 4,620 101,732
PCSB Financial Corp. 862 15,551
PennyMac Financial Services, Inc. 3,603 226,593
Rocket Cos., Inc. - Class A 7,369 127,042
Southern Missouri Bancorp, Inc. 480 21,542
Walker & Dunlop, Inc. 1,715 177,468
Waterstone Financial, Inc. 1,362 26,872
1,249,892
Tobacco - 0.1%
Vector Group Ltd. 11,150 148,964
Trading Companies & Distributors - 1.9%
Boise Cascade Co. 18,865 964,945
GMS, Inc.* 20,543 1,009,277
McGrath RentCorp 11,612 910,613
2,884,835
Total Common Stocks (cost $141,673,359) 148,852,188
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 0.0102%
∞
(cost $74,353) 74,324 74,353
Total Investments (total cost $141,747,712) - 100.0% 148,926,541
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (32,914)
Net Assets - 100.0% $148,893,627
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 147,190,167 98.8%
United Kingdom 1,478,583 1.0
Bermuda 257,791 0.2
Total $ 148,926,541 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/21
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 8,795
Δ
$ – $ – $ –
Market Value
at 10/31/20 Purchases Sales
Market Value
at 7/31/21
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 1,270,759 $ 30,116,999 $ (31,387,758) $ –

Notes to Schedule of Investments and Other Information
(unaudited)
Janus Detroit Street Trust 7
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs.
∞ Rate shown is the 7-day yield as of July 31, 2021.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Entertainment
(a)
$ 678,226 $ — $ 0
Hotels, Restaurants & Leisure
(a)
— — 0
All Other 148,173,962 — —
Investment Companies 74,353 — —
Total Assets $ 148,926,541 $ — $ 0
(a) There is a security in this category that has a market value of zero.

8 July 31, 2021
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to:
(i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Detroit Street Trust 9
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund. please refer to the Fund's most recent semiannual or annual shareholder report.